Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 5,091	$ 4,573	$ 10,254	$ 9,423
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	47	49	93	98
Net interest expense (income)	(37)	(40)	(75)	(81)
Administrative expense	4	3	8	6
Defined benefit pension expense	14	12	26	23
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	98	76	204	161
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	112	88	230	184
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	8	8	16	16
Net interest expense (income)	20	20	40	39
Remeasurements of other long-term benefits	(1)	1	9	3
Defined benefit pension expense	27	29	65	58
Total pension and other post-employment benefit expense	$ 27	$ 29	$ 65	$ 58